MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended			117 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Apr. 30, 2012	Mar. 08, 2010
Mineral Properties, Net	$ 0	$ 0		$ 0
Other Asset Impairment Charges	0	17,448,198	0	17,448,198
Joint Venture Option Agreements, Description	The Company has negotiated joint venture option agreements with two local Turkish entities. The first option agreement was signed with the first local partner for a 50% share of three permits in the Boyabat area in northern Turkey and a second option agreement was signed with a second local partner for a 50% interest in three additional permits in the Boyabat area in northern Turkey..
Turkey Project [Member]
Option Fee					200,000
Option Agreement Acquision Percentage					70.00%
Additional Option Fee					400,000
Annual Option Fee					300,000
Al Fairuz Mining [Member]
Business Acquisition, Percentage of Voting Interests Acquired						65.00%
Al Zuhra Mining [Member]
Business Acquisition, Percentage of Voting Interests Acquired						70.00%
Oman Properties [Member]
Mineral Properties, Net	$ 800,000			$ 800,000